Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenues	$ 568,549		$ 372,488		$ 1,463,277		$ 914,009
Cost of Sales	523,692		340,359		1,336,623		829,253
Gross Profit	44,857		32,129		126,654		84,756
General and administrative expenses	19,584		16,301		56,000		42,452
Marketing expenses	21,034		15,261		62,015		43,779
Research and development expenses	4,712		3,045		12,637		8,115
Settlement of litigation							9,250
Operating Expenses	45,330	[1],[2]	34,607	[3],[4]	130,652	[5],[6]	103,596	[7],[8]
Operating Loss	(473)		(2,478)		(3,998)		(18,840)
Other income, net	365		151		653		381
Finance expenses, net	(83)		(214)		(417)		(1,289)
Loss Before Tax	(191)		(2,541)		(3,762)		(19,748)
Tax Expense	89				89
Net Loss	(280)		(2,541)		(3,851)		(19,748)
Net income attributable to non-controlling interests	167		45		51		150
Net Loss Attributable to the Owners of the Company	(447)		(2,586)		(3,902)		(19,898)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain (loss) on investments in financial assets	(131)		3		(128)		97
Foreign currency translation adjustment	(59)		(230)		(188)		265
Total Comprehensive Loss Attributable to Owners of the Company	(637)		(2,813)		(4,218)		(19,536)
Total Comprehensive Income Attributable to Non-Controlling Interest	167		45		51		150
Total Comprehensive Loss	$ (470)		$ (2,768)		$ (4,167)		$ (19,386)
Earnings (Loss) per share
Basic loss per share	$ (0.00)		$ (0.01)		$ (0.02)		$ (0.11)
Diluted loss per share	$ (0.00)		$ (0.01)		$ (0.02)		$ (0.11)
Weighted-average shares, basic	218,996		196,668		216,262		188,864
Weighted-average shares, diluted	218,996		196,668		216,262		188,864

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $15,738 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[4]	Operating expenses includes Revenue share expense of approximately $11,651 thousand and is recorded in the North American Brokerage segment.
[5]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[6]	Operating expenses includes Revenue share expense of approximately $45,886 thousand and is recorded in the North American Brokerage segment.
[7]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[8]	Operating expenses includes Revenue share expense of approximately $33,190 thousand and is recorded in the North American Brokerage segment.